Fees Summary	Sep. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 236,670,000.00
Previously Paid Amount	0.00
Total Fee Amount	36,234.18
Total Offset Amount	0.00
Net Fee	$ 36,234.18